Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 17

Debt issued measured at amortized cost

USD m 31.12.24 31.12.23
Short-term debt

30,509 38,530
Senior unsecured debt

133,159 147,547
of which: contributes to total loss-absorbing capacity (TLAC) 92,515 101,939 of which: issued by UBS AG standalone with original maturity greater than one year
32,664 18,446
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
24,609
Covered bonds 8,762 5,214
Subordinated debt 15,030 17,644
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments

13,084 10,744
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,245 1,214
of which: eligible as non-Basel III-compliant tier 2 capital instruments
207 538
Debt issued through the Swiss central mortgage institutions 26,335 27,377
Other long-term debt 424 1,506
Long-term debt

183,709 199,288
Total debt issued measured at amortized cost 4,5 214,219 237,817
1 Debt with an original contractual maturity of less than one year,

includes mainly certificates of deposit and commercial paper.

2 For 31 December 2024, includes USD
6.9 bn (31 December 2023: USD 3.6 bn) that
are, upon the occurrence

of a trigger event or

a viability event, subject to

conversion into ordinary UBS

shares.

3 Debt with an original

contractual maturity greater than

or equal to one year.

The classification of
debt issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value

of which was not material for the periods presented.

5 Except
for Covered bonds ( 100
% secured), Debt issued

through the Swiss central

mortgage institutions (

% secured) and Other long-term

debt (
91 % secured), 100
% of the balance was

unsecured as of 31 December
2024.
The Group uses

interest rate and

foreign exchange

derivatives to manage

the risks inherent

in certain debt instruments
held at amortized cost.

In some cases, the

Group applies hedge

accounting for interest

rate risk, as discussed

in item 2j
in Note 1a and Note 25. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of
debt issued

was a

decrease

of USD
3.1
bn as

of 31

December 2024

and a

decrease

of USD
3.0
bn as

of 31

December
2023, reflecting changes in fair value due to

interest rate movements.
Subordinated debt consists

of unsecured debt

obligations that are

contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective

issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of 31 December 2024 pay a

fixed rate of interest.
›
Refer to Note 24 for maturity information
UBS Group

AG, together

with UBS

AG, has

fully and

unconditionally guaranteed

the outstanding

SEC-registered debt
securities of Credit

Suisse (USA)

LLC, which

as of 31

December 2024

consisted of

a single outstanding

issuance with

a
balance

of

USD

m

maturing

in

July

2032.

Credit

Suisse

(USA)

LLC

is

an

indirect,

wholly

owned

subsidiary

of
UBS Group AG. UBS Group AG

assumed Credit Suisse Group

AG’s obligations under the

guarantee as of 12 June

2023
(i.e. the date of the merger). In accordance with the guarantee, if Credit Suisse (USA) LLC fails to make a timely payment
under

the

agreements

governing

such

debt

securities,

the

holders

of

the

debt

securities

may

demand

payment

from
either UBS Group AG or UBS AG, without first proceeding against

Credit Suisse (USA) LLC.